Investments: Investments Classified by Contractual Maturity Date (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Amortized	Estimated
	Cost	Fair Value

Due after one year through five years	$ 1,325	$ 1,470
Due after five years through ten years	1,090	1,128
Mortgage-backed securities:
Residential mortgage-backed	3,926	4,195

Total debt securities	$ 6,341	$ 6,793

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$ 250	$ 255
Due after one year through five years	1,344	1,535
Due after five years through ten years	1,103	1,174
Mortgage-backed securities:
Residential mortgage-backed	5,206	5,610

Total debt securities	$ 7,903	$ 8,574